John Hancock Multifactor Small Cap ETF Investment Strategy - John Hancock Multifactor Small Cap ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that compose the fund’s Index. The Index is developed and maintained by Dimensional Fund Advisors LP and is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are smaller than the 750th largest U.S. company but excluding the smaller of either the 1,350th largest U.S. company or bottom 2.5% of U.S. companies’ rolling free float market capitalization at the time of reconstitution. The selection and weighting of securities in the Index involves a rules-based process that may sometimes be referred to as multifactor investing, factor-based investing, strategic beta, or smart beta. Securities within the universe of eligible securities are classified according to their market capitalization, relative price, and profitability. Securities with relatively high prices and low profitability are generally excluded from the Index. Securities with smaller market capitalizations are also classified according to their asset growth, and securities with relatively high asset growth are generally excluded from the Index. Securities that are selected for inclusion in the Index are subject to a cap of 4% on a single company at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE American LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP. This means that the market-capitalization of a particular company within the eligible universe of stocks is adjusted to exclude the share capital of a company that is not considered freely available for trading in the public equity markets. The fund, using an indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.